Asset Purchase and Separation and Distribution Agreements	12 Months Ended
Oct. 31, 2023
Asset Purchase And Separation And Distribution Agreements [Abstract]
ASSET PURCHASE AND SEPARATION AND DISTRIBUTION AGREEMENTS
5.	ASSET PURCHASE AND SEPARATION AND DISTRIBUTION AGREEMENTS

On March 19, 2021, pursuant to an asset purchase agreement with Silver Bull, a majority shareholder (88% interest) and related party, Silver Bull transferred all of its rights, title and interest in and to the Beskauga Option Agreement, as described in Note 6, to the Company. The consideration payable by the Company to Silver Bull was $1,367,668, paid through the issuance of 36,000,000 common shares of the Company.

The fair value of the assets at the date of transfer was as follows:

Mineral properties	$327,690
Mining equipment	45,647
Computer equipment and software	9,331
Loans to Ekidos (the “Silver Bull Loans”) (Note 8)	985,000

Net assets acquired	$1,367,668

On September 24, 2021, pursuant to a Separation and Distribution Agreement, Silver Bull distributed to its shareholders one common share of the Company for each Silver Bull common share held by such shareholders, or 34,547,838 common shares of the Company in total (the “Distribution”). Upon completion of the Distribution, Silver Bull retained 1,452,162 common shares of the Company, representing a 4% interest in the Company on the Distribution date. As of October 31, 2022, Silver Bull no longer owns any common shares of the Company.

Further, Silver Bull warrant holders will receive, upon exercise of any Silver Bull warrant (the “Silver Bull Warrants”), for the original exercise price, one Silver Bull common share and one common share of the Company. The Company will receive $0.25 of the proceeds from the exercise of each of these Silver Bull Warrants. A total of 1,971,289 Silver Bull Warrants were outstanding at the time of the Distribution which, if all exercised, would require the Company to issue 1,971,289 common shares for proceeds of $492,822 (Note 12).

At the date of the Distribution, the assets transferred did not meet the definition of a business, as there were no substantive processes in place, and the transaction has been accounted for as an acquisition of assets, rather than a business combination. The transaction is accounted for in accordance with IFRS 2 – Share-based Payments.